Exceptional items - Summary of Tax Impacts On Exceptional Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	$ 34	$ 159	$ 95
Deferred tax expense	(54)	(3)	37
Total current and deferred tax	(20)	156	132
Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	14	4	21
Deferred tax expense	38	16	1
Total current and deferred tax	52	20	27
Derecognition of right-of-use assets and lease liabilities | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Deferred tax expense	(4)
Provision for onerous contractual expenditure | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Deferred tax expense	2
Reorganisation costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	3	4	11
Deferred tax expense	2
Acquisition and integration costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	1		2
Litigation | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense			5
Deferred tax expense		6
Pension settlement cost | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense			5
Deferred tax expense			1
Impairment of financial assets | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	4
Deferred tax expense	2
Other impairment charges | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	6
Deferred tax expense	37	18
Financial Expenses [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Deferred tax expense	3
Fair value gains on contingent purchase consideration | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Deferred tax expense	$ (4)	(6)
Adjustments in respect of prior years | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense			$ (2)
Deferred tax expense		$ (2)